Employee Benefit Plans - Change in Benefit Obligation (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation, beginning of year	$ 3,488	$ 3,546	$ 3,546	$ 2,737
Interest cost	101	99	131	142
Actuarial loss (gain)			(104)	721
Benefit payments			(85)	(54)
Settlement gain			0	0
Benefit obligation, end of year			3,488	3,546
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation, beginning of year	668	771	771	607
Service cost	17	17	23	15
Interest cost	$ 21	$ 23	30	30
Actuarial loss (gain)			(147)	130
Benefit payments			(9)	(11)
Settlement gain			0	0
Benefit obligation, end of year			$ 668	$ 771